Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of transactions between related parties [line items]
Monthly lease payment	$ 416	$ 918
Film rights, acquired	2,655
Short-term borrowings	$ 151,963	$ 180,029
Short-term borrowings, interest rate	100.00%	100.00%
Salaries	$ 35,661	$ 42,902	$ 46,414
550 County Avenue
Disclosure of transactions between related parties [line items]
Monthly lease payment	$ 11
Lease maturity	Apr. 01, 2020
Line Cross Limited
Disclosure of transactions between related parties [line items]
Monthly lease payment	$ 109	$ 109
Lease maturity	Mar. 31, 2018	Mar. 31, 2018
Lease agreement, description	Quarterly payment	Quarterly payment
Red Bridge Group Limited
Disclosure of transactions between related parties [line items]
Compensation for services	$ 270	$ 260	300
NextGen Films Private Limited
Disclosure of transactions between related parties [line items]
Film rights, acquired	$ 7,760	$ 616	2,728
Performance guarantee to bank in connection with funding commitments	8,000	19,500
Advances for film co-production	$ 19,025	$ 22,881	5,400
Refunds on abandonment of certain film projects	6,114	5,075	6,945
Eros Television India Private Limited
Disclosure of transactions between related parties [line items]
Short-term borrowings		$ 6,417
Short-term borrowings, interest rate		12.00%
Eros International Plc
Disclosure of transactions between related parties [line items]
Salaries	139	$ 130	154
Eros India
Disclosure of transactions between related parties [line items]
Salaries	133	133	138
Everest Entertainment LLP
Disclosure of transactions between related parties [line items]
Film rights sold	166
Eros International Media Limited
Disclosure of transactions between related parties [line items]
Monthly lease payment	$ 5	$ 5	61
Lease maturity	Mar. 31, 2019	Mar. 31, 2018
Eros Digital FZ LLC
Disclosure of transactions between related parties [line items]
Salaries		$ 51	$ 38